Document and Entity Information	Jan. 03, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 03, 2023
Entity Registrant Name	WALGREENS BOOTS ALLIANCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36759
Entity Tax Identification Number	47-1758322
Entity Address, Address Line One	108 Wilmot Road
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	847
Local Phone Number	315-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On January 5, 2023, Walgreens Boots Alliance, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report, among other things, that Village Practice Management Company Holdings, LLC (“VillageMD”), of which a majority of the outstanding equity interests on a fully diluted basis are beneficially owned by the Company, completed its previously announced acquisition (the “Summit Health-CityMD Acquisition”) of WP CityMD Topco LLC (“Summit Health-CityMD”) on January 3, 2023.This amendment to the Original Form 8-K (this “Amended 8-K”) amends and supplements the Original 8-K to provide the historical financial information of Summit Health-CityMD and unaudited pro forma condensed combined financial information reflecting the acquisition of Summit Health-CityMD by VillageMD required pursuant to Items 9.01(a) and 9.01(b) of Form 8-K, respectively. In accordance with the requirements of Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K, this Amended 8-K is being filed within 71 calendar days of the date that the Original 8-K was required to be filed with respect to the above referenced transaction. No other changes have been made to the Original 8-K.To facilitate the comparison of the Company’s unaudited pro forma condensed combined financial information with the historical results of Summit Health-CityMD, the Company will furnish a supplementary Form 8-K on March 21, 2023 which presents certain non-GAAP measures of Summit Health-CityMD. These non-GAAP measures of Summit Health-CityMD are presented along with the corresponding reconciliations to the most comparable GAAP measures.
Entity Central Index Key	0001618921
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	WBA
Security Exchange Name	NASDAQ
3.600% Walgreens Boots Alliance, Inc. notes due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.600% Walgreens Boots Alliance, Inc. notes due 2025
Trading Symbol	WBA25
Security Exchange Name	NASDAQ
2.125% Walgreens Boots Alliance, Inc. notes due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Walgreens Boots Alliance, Inc. notes due 2026
Trading Symbol	WBA26
Security Exchange Name	NASDAQ